Operating Segments - Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	₩ 17,304,973	₩ 16,748,585	₩ 16,087,747
Depreciation and amortization	3,621,325	3,672,555	3,664,665
Operating profit (loss)	1,594,348	1,432,362	1,035,020
Gain (Loss) relating to investments in subsidiaries, associates and joint ventures, net	(81,707)	446,300	52,456
Profit before income tax	1,236,152	1,718,191	905,218
Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	17,304,973	16,748,585	16,087,747
Depreciation and amortization	3,621,325	3,672,555	3,664,665
Operating profit (loss)	1,594,348	1,432,362	1,035,020
Finance income and costs, net	(276,489)	(160,471)	(182,258)
Gain (Loss) relating to investments in subsidiaries, associates and joint ventures, net	(81,707)	446,300	52,456
Profit before income tax	1,236,152	1,718,191	905,218
Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue		2,845,424	3,015,563
Depreciation and amortization		287,412	326,417
Operating profit (loss)		73,005	69,614
Finance income and costs, net		(222,406)	(73,739)
Gain (Loss) relating to investments in subsidiaries, associates and joint ventures, net		1,502,147	975,947
Profit before income tax		1,352,746	971,822
Intersegment [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue		462,341	478,659
External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	17,304,973	16,748,585	16,087,747
External revenue [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue		2,383,083	2,536,904
Operating segments [member]
Disclosure of operating segments [line items]
Operating profit (loss)	1,643,390	1,431,767	1,291,505
Operating segments [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	19,984,845	19,368,026	18,638,202
Depreciation and amortization	3,743,115	3,782,607	3,777,697
Operating profit (loss)	1,643,390	1,431,767	1,291,505
Operating segments [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	2,679,872	2,619,441	2,550,455
Operating segments [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	17,304,973	16,748,585	16,087,747
Operating segments [member] | Cellular services [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	14,496,866	14,214,407	13,853,274
Depreciation and amortization	2,738,547	2,812,827	2,892,460
Operating profit (loss)	1,334,306	1,123,147	1,031,887
Operating segments [member] | Cellular services [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	1,554,550	1,495,934	1,505,311
Operating segments [member] | Cellular services [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	12,942,316	12,718,473	12,347,963
Operating segments [member] | Fixed-line telecommunication services [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	4,895,791	4,790,641	4,467,863
Depreciation and amortization	981,838	958,462	874,562
Operating profit (loss)	311,210	294,070	258,973
Operating segments [member] | Fixed-line telecommunication services [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	1,082,802	1,112,935	1,035,645
Operating segments [member] | Fixed-line telecommunication services [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	3,812,989	3,677,706	3,432,218
Operating segments [member] | Others [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	592,188	362,978	317,065
Depreciation and amortization	22,730	11,318	10,675
Operating profit (loss)	(2,126)	14,550	645
Operating segments [member] | Others [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	42,520	10,572	9,499
Operating segments [member] | Others [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	549,668	352,406	307,566
Adjustments [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	(2,679,872)	(2,619,441)	(2,550,455)
Depreciation and amortization	(121,790)	(110,052)	(113,032)
Operating profit (loss)	(49,042)	595	(256,485)
Adjustments [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	₩ (2,679,872)	₩ (2,619,441)	₩ (2,550,455)